Expense Example - FidelityMunicipalCorePlusBondETF-PRO - FidelityMunicipalCorePlusBondETF-PRO - Fidelity Municipal Bond Opportunities ETF - Fidelity Municipal Bond Opportunities ETF	Apr. 07, 2025 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	169
10 years	$ 381